Shareholders' equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders Equity
Treasury shares at beginning of the period	15,755	18,829	16,702
Shares Acquisitions	20,297	91	5,052
Payment - Share-based compensation	(4,891)	(3,165)	(2,925)
Treasury shares at end of the period	31,161	15,755	18,829
Balance of Treasury Shares in thousand of reais	R$ 1,217,545	R$ 711,268	R$ 789,587
Emission Costs in thousands of Reais	1,771	1,771	1,771
Balance of Treasury Shares in thousands of reais	R$ 1,219,316	R$ 713,039	R$ 791,358
Minimum cost	R$7.55	R$7.55	R$7.55
Weighted average cost	R$27.73	R$33.86	R$33.24
Minimum cost	R$49.55	R$49.55	R$49.55
Share Price	R$28.19	R$29.98	R$44.83